Cover	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Entity Registrant Name	GameSquare Holdings, Inc.
Entity Central Index Key	0001714562
Document Type	6-K/A
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2023
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2023
Entity Ex Transition Period	false
Entity File Number	001-39389
Entity Address Address Line 1	6775 Cowboys Way
Entity Address Address Line 2	Ste. 1335, Frisco
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75034
Amendment Description	This Report on Form 6-K/A (the “Amendment”) amends the Report on Form 6-K filed on August 14, 2023 (the “Original 6-K”) containing the Unaudited Interim Condensed Consolidated Financial Statements of GameSquare Holdings, Inc. (the “Company”) as of and for the three and six months ended June 30, 2023, and 2022. The purpose of this Amendment is solely to provide the Company’s Unaudited Interim Condensed Consolidated Financial Statements as of and for the three and six months ended June 30, 2023 and 2022, formatted in Inline eXtensible Business Reporting Language (“iXBRL”) in accordance with Rule 405 of Regulation S-T and paragraph C(6)(a)(ii) of the General Instructions to Form 6-K, attached hereto as Exhibit 99.1, and filed within six business days of the Original 6-K, in accordance with the temporary hardship exemption provided by Rule 201 of Regulation S-T. Such Unaudited Interim Condensed Consolidated Financial Statements were previously filed without iXBRL as Exhibit 99.1 to the Original 6-K. Except as described above, this Amendment speaks as of the original filing date of the Original 6-K and does not amend, update or restate any information set forth in the Original 6-K or reflect any events that occurred subsequent to the original filing date of the Original 6-K.